PPP AND SBA LOANS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
PPP AND SBA LOANS
PPP AND SBA LOANS

9. PPP AND SBA LOANS

The Company also entered into a normal SBA loan during 2020 with a principal amount of $149,900. The note bears interest at a rate of 3.75% per annum. On March 16, 2021, the SBA announced extended deferment periods for all COVID-19 and other disaster loans until 2022. For the three months ended November 30, 2022, the Company made payments of $1,462.

Aggregate principal maturities of the SBA loan is as follows:

Year ending August 31, 2023	$6,577
Year ending August 31, 2024	8,772
Year ending August 31, 2025	8,772
Year ending August 31, 2026	8,772
Year ending August 31, 2027	8,772
Thereafter	$106,773
$148,438

10. PPP AND SBA LOANS

In January 2021, the initial PPP note of $60,600 was fully forgiven and recognized as a gain on extinguishment of debt.  On February 23, 2021, the Company received an additional PPP loan of $77,500.  This loan was forgiven on October 22, 2021.  On March 8, 2021, the Company received an additional PPP loan of $62,002, which was forgiven on August 23, 2021.

The Company also entered into a normal SBA loan during 2020 with a principal amount of $149,900. The note bears interest at a rate of 3.75% per annum. On March 16, 2021, the SBA announced extended deferment periods for all COVID-19 and other disaster loans until 2022. As such, repayment of the Company’s SBA loan will not begin until October 2022.

Aggregate principal maturities of the SBA loan is as follows:

Year ending August 31, 2023	$8,039
Year ending August 31, 2024	8,772
Year ending August 31, 2025	8,772
Year ending August 31, 2026	8,772
Year ending August 31, 2027	8,772
Thereafter	$106,773
$149,900